Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Brookmont Catastrophic Bond ETF
Shareholder Report [Line Items]
Fund Name	Brookmont Catastrophic Bond ETF
Class Name	Brookmont Catastrophic Bond ETF
Trading Symbol	ILS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookmont Catastrophic Bond ETF for the period of April 1, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ilsetf.com/ils. You can also contact us at (855) 682-2229.
Additional Information Phone Number	(855) 682-2229
Additional Information Website	ilsetf.com/ils
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookmont Catastrophic Bond ETF	$50¹	2.00%²
[1]	Costs are for the period of April 1, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.

Expenses Paid, Amount	$ 50	[1]
Expense Ratio, Percent	2.00%	[2]
Net Assets	$ 8,894,478
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$8,894,478
Number of Holdings	32
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
US Treasury Bill 8/7/2025	5.60%
US Treasury Bill 8/14/2025	5.59%
US Treasury Bill 7/31/2025	5.04%
Aragonite Re Ltd.	2.91%
Bayou Re Ltd.	2.91%
Ursa Re Ltd.	2.90%
Titania Re Ltd.	2.89%
Floodsmart Re Ltd.	2.89%
Alamo Re Ltd.	2.89%
Lightning Re Series 2023	2.89%

[1]	Costs are for the period of April 1, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.